United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 03/31/02

Check here if Amendment {    }; Amendment Number: _________
  This Amendment (Check only one.):   [    ] is a restatement
				          	  [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	Roffman Miller Associates Inc.
Address: 	Eleven Penn Center
		1835 Market Street, Suite 500
		Philadelphia, PA 19103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Paulette Greenwell
Title:	Associate
Phone:	215-981-1030
Signature, Place, and Date of Signing:

	Paulette Greenwell, Philadelphia, PA     May 6, 2002

Report Type (Check Only One.):
[x]  		13F HOLDINGS REPORT
[ ]		13F NOTICE
[ ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 72
Form 13F Information Table Entry Total: 101,474
					        (Thousands)




      Form 13F Information Table



















TITLE
OF

VALUE
SHARES/
SH/ PT/
INVSTMT
OTHER
VOTING
AUTHORITY
NAME OF ISSUER
CLASS
CUSIP
(x$1000)
PRN AMT
PR  CALL
DSCRETN
MNGS
SOLE SHARED
NONE









FedEx Corporation
com
31428X 10 6
 5,069
 87,249
sh
sole
none
x
Viacom Inc. - Class B
cl b
925524 30 8
 4,621
 95,525
sh
sole
none
x
International Business
Machine
com
459200 10 1
 3,742
 35,978
sh
sole
none
x
Exxon Mobil Corp.
com
30231G 10 2
 3,531
 80,558
sh
sole
none
x
Merck & Co.
com
589331 10 7
 3,280
 56,969
sh
sole
none
x
Boeing Co.
com
097023 10 5
 3,015
 62,492
sh
sole
none
x
Goodrich Co.
com
382388 10 6
 2,944
 93,045
sh
sole
none
x
Johnson & Johnson, Inc.
com
478160 10 4
 2,920
 44,955
sh
sole
none
x
Verizon Communications
com
92343V 10 4
 2,737
 59,964
sh
sole
none
x
General Growth Properties,
Inc
com
370021 10 7
 2,680
 60,627
sh
sole
none
x
General Motors
com
370442 10 5
 2,679
 44,315
sh
sole
none
x
A F L A C Inc.
com
001055 10 2
 2,663
 90,278
sh
sole
none
x
Pepsico
com
713448 10 8
 2,514
 48,814
sh
sole
none
x
Black & Decker Corp
com
091797 10 0
 2,473
 53,140
sh
sole
none
x
Pfizer
com
717081 10 3
 2,439
 61,376
sh
sole
none
x
DuPont
com
263534 10 9
 2,259
 47,919
sh
sole
none
x
Medtronics
com
585055 10 6
 2,250
 49,775
sh
sole
none
x
D.R. Horton Inc.
com
23331A 10 9
 2,238
 59,360
sh
sole
none
x
Cooper Industries Inc.
com
077459 10 5
 1,841
 43,874
sh
sole
none
x
General Electric Co.
com
369604 10 3
 1,781
 47,568
sh
sole
none
x
Abbott Laboratories
com
002824 10 0
 1,752
 33,310
sh
sole
none
x
Dean Foods Company
com
242370 10 4
 1,705
 22,515
sh
sole
none
x
CMS Energy Corp
com
125896 10 0
 1,590
 70,268
sh
sole
none
x
Hershey Foods
com
427866 10 8
 1,526
 22,261
sh
sole
none
x
American International Group
com
026874 10 7
 1,517
 21,032
sh
sole
none
x
Sara Lee
com
803111 10 3
 1,479
 71,248
sh
sole
none
x
Proctor & Gamble
com
742718 10 9
 1,457
 16,177
sh
sole
none
x
Safeway Inc.
com
new
786514 20 8
 1,400
 31,090
sh
sole
none
x
Alberto Culver A
cl a
13068  20 0
 1,313
 27,240
sh
sole
none
x
Washington Real Estate
Intvest
sh ben
int
939653 10 1
 1,305
 45,386
sh
sole
none
x
Delphi Automotive System
com
247126 10 5
 1,304
 81,545
sh
sole
none
x
Textron Inc.
com
883203 10 1
 1,277
 24,995
sh
sole
none
x
American Italian Pasta
Company
com
027070 10 1
 1,238
 27,265
sh
sole
none
x
Fortune Brands Inc.
adr
349631 10 1
 1,220
 24,720
sh
sole
none
x
Pitney-Bowes
com
724479 10 0
 1,215
 28,378
sh
sole
none
x
BP plc
com
055622 10 4
 1,084
 20,411
sh
sole
none
x
BellSouth Corp.
com
079860 10 2
 1,078
 29,244
sh
sole
none
x
Delta Airlines
com
247361 10 8
 1,056
 32,271
sh
sole
none
x
Philip Morris Companies
com
349631 10 1
 1,040
 19,755
sh
sole
none
x
Valley National Bancorp
com
919794 10 7
 1,038
 29,554
sh
sole
none
x
Philadelphia Suburban Corp.
com
718009 60 8
 1,003
 42,662
sh
sole
none
x
Unisys Corp
com
909214 10 8
   974
 77,150
sh
sole
none
x
CIGNA Corporation
com
17179x 10 6
   972
  9,591
sh
sole
none
x
J P Morgan Chase & Co.
com
46625h 10 0
   962
 26,981
sh
sole
none
x
Belden Inc
com
077459 10 5
   939
 39,415
sh
sole
none
x
First American Corporation
com
318522 30 7
   902
 42,370
sh
sole
none
x
Astrazeneca PLC ADR
adr
046353 10 8
   821
 16,555
sh
sole
none
x
Artesian Resources Corp.
Clas
cl a
043113 20 8
   803
 26,592
sh
sole
none
x
Robert Mondavi
com
609200 10 0
   768
 21,375
sh
sole
none
x
Home Depot, Inc.
com
437076 10 2
   742
 15,269
sh
sole
none
x
NiSource Inc.
com
65473P 10 5
   699
 30,467
sh
sole
none
x
Gillette Co.
com
375766 10 2
   605
 17,795
sh
sole
none
x
OM Group Inc.
com
670872 10 0
   518
  7,160
sh
sole
none
x
Royal Dutch Petroleum
ny reg
780257 80 4
   514
  9,465
sh
sole
none
x
Moore Coporation
com
615785 10 2
   513
 39,400
sh
sole
none
x
General Mills Inc.
com
370334 10 4
   513
 10,492
sh
sole
none
x
Citigroup Inc.
com
172967 10 1
   494
  9,981
sh
sole
none
x
S B C Communications Inc.
com
78387G 10 3
   480
 12,812
sh
sole
none
x
Universal Forest Products,
Inc
com
913543 10 4
   453
 18,950
sh
sole
none
x
Colgate Palmolive
com
194162 10 3
   447
  7,825
sh
sole
none
x
Bristol Myers Squibb Co.
com
110122 10 8
   407
 10,058
sh
sole
none
x
Motorola, Inc.
com
620076 10 9
   367
 25,855
sh
sole
none
x
Otter Tail Corporation
com
689648 10 3
   367
 11,869
sh
sole
none
x
Vishay Intertechnology
com
928298 10 8
   303
 14,910
sh
sole
none
x
Disney Co.
com
254687 10 6
   296
 12,815
sh
sole
none
x
Microsoft
com
594918 10 4
   290
  4,813
sh
sole
none
x
Xerox Corp.
com
984121 10 3
   255
 23,714
sh
sole
none
x
Sensient Technologies
Corporat
com
81725T 10 0
   222
  9,650
sh
sole
none
x
Wallmart
com
931142 10 3
   209
  3,411
sh
sole
none
x
Tellabs Inc.
com
879664 10 0
193
 18,435
sh
sole
none
x
Worldcom Inc.
com
98157D 10 6
88
 13,036
sh
sole
none
x
Lucent Technology
com
549463 10 7
84
 17,854
sh
sole
none
x